Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity

Note 12 — Equity

Ordinary Shares

 On May 30, 2023, the Company held an extraordinary general shareholders meeting. At the Meeting, the Company’s shareholders approved (i) a share consolidation of thirty (30) issued and unissued Class A ordinary shares with par value of $0.00166667 each in the Company’s issued and unissued share capital into one (1) share with par value of US$ 0.050 (the “Share Consolidation”) and (ii) an increase in the authorized share capital of the Company from $16,666,700 (divided in to 333,333,333 shares) to $50,000,000 (divided in to 1,000,000,000 shares), all of which will rank pari passu in all respects with all existing shares of the Company. On June 21, 2023, the Company paid cash to certain minor shareholders and cancelled 220 shares due to share consolidation reconciliation.

On September 5, 2023, the Company held its 2023 special general meeting of shareholder. At the Meeting, the Company’s shareholders approved the following among other items: (i) a share consolidation of every eight (8) issued and unissued Class A ordinary shares with par value of $0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from $50,000,000 divided into 125,000,000 shares of a nominal or par value of $0.40 each, to $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item (iv), the “Share Re-designation”). On October 2, 2023, the Company paid cash to certain minor shareholders and cancelled 635 shares due to share consolidation reconciliation.

On December 1, 2023, the Company held an extraordinary general meeting. At the Meeting, the Company’s shareholders approved the following among other items: (a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each to $2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of $0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of $0.40 each.”

On November 4, 2024, the Company held the annual general meeting. At the meeting, the Company’s shareholders approved the following among other items: (a) a share consolidation of every twenty (20) issued and unissued Class A ordinary shares with par value of $0.40 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $8; (b) the authorized share capital of the Company be increased from $2,000,000,000 divided into 250,000,000 shares of par value of $8 each, to $40,000,000,000 divided into 5,000,000,000 shares of par value of $8 each, consisting of 4,999,000,000 Class A ordinary shares of a par value of $8.0 each and 1,000,000 Class B ordinary shares of a par value of $8 each, by creation of an additional 4,750,000,000 Class A ordinary shares of a nominal or par value of $8 each; (c) 19,000,000 Class A ordinary shares of the additional 4,750,000,000 authorized Class A ordinary shares be redesignated as Class B ordinary shares, such the authorized share capital of the Company shall be changed to $40,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of $8.00 each; and (ii) 20,000,000 Class B ordinary shares of a par value of $8.00 each.

All historical share and per share amounts in these unaudited condensed financial statements have been retroactively adjusted to reflect the share consolidation.

The Company had 275,155,450 (split-adjusted 13,757,773) and 259,464,169 (split-adjusted 12,973,209) Class A ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively. The Company had 243,902 (split-adjusted 12,195) Class B ordinary shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively.

Shares issued for consulting services

During the period from January 4, 2023 to August 4, 2023, the Group issued in aggregated of 161,708 (split-adjusted 8,085) Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The aggregated fair value of those shares was assessed at $1,520,867 based on the stock price of contract dates.

On November 29, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Group agreed to pay $100,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. Accordingly, the Group issued 84,033 (split-adjusted 4,202) restricted Class A ordinary shares to the advisory firm.

On December 8, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Group agreed to pay $1,500,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service, accordingly the Company issued 1,260,504 (split-adjusted 63,025) restricted Class A ordinary shares to the advisory firm.

For the six months ended June 30, 2024 and 2023, the Company recorded a consulting fee expense of $1,474,999 and $1,396,470 included in the share-based compensation expense. As of June 30, 2024 and December 31, 2023, there were unrecognized share-based compensation expense related to the ordinary shares issued for consulting services amounted to Nil and $1,474,999, respectively.

Restricted share units (“RSUs”) issued for consulting services

On July 15, 2022, the Company signed six consulting agreements with six third-party consultants with term of three years. Pursuant to the agreements, the Company agreed to pay total of 50,000 (split-adjusted 2,500) RSUs (representing 1 ordinary shares of the Company) as compensation for the services after signing of the agreements. The Company issued 50,000 (split-adjusted 2,500) RSUs on July 22, 2022. The fair value of those shares was assessed at $13,080,000 based on the stock price of contract date.

For the six months ended June 30, 2024 and 2023, the Company recorded a consulting fee expense of $2,180,000 and $2,180,000 included in the share-based compensation expense. As of June 30, 2024 and December 31, 2023, there were unrecognized share-based compensation expense related to RSUs issued for consulting services amounted to $4,541,667 and $6,721,667.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (the “2018 Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 4,316 (split-adjusted 216) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’ completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions. The Company believes the options contain an explicit service condition and a performance condition. On July 2, 2020, the Board approved to amend the 2018 Plan to adjust that the maximum aggregate number of ordinary shares reserved and available pursuant to the 2018 Plan shall not at any time exceed 20% of the total number of outstanding Ordinary Shares at the time of issuance, from time to time. Such amendment was approved during shareholders’ annual meeting on July 27, 2020.

On January 20, 2023, the Board approved to register all the shares issuable under the Company’s Amended 2018 Plan in a registration statement on a Form S-8 (File No. 333-269513) representing additional 259,473 (split-adjusted 12,974) Class A ordinary shares of the Company reserved for issuance under the Amended 2018 Plan, which are in addition to the 83,211 (split-adjusted 4,161) Class A ordinary shares s registered on the Prior Registration Statement. Accordingly, the number of ordinary shares of the Company issuable upon the exercise of all outstanding options granted under the Amended 2018 Plan is 342,684 (split-adjusted 17,135) Class A ordinary shares.

On April 4, 2019, the Board approved to issue 1,250 (split-adjusted 62) stock options to an external consultant under 2018 stock option plan with exercise price of $900 (split-adjusted $18,000) per share. These options were fully vested upon grant and will expire no later than April 3, 2029. On February 18, 2021, the consultant excised 242 (split-adjusted 12) shares options on a cashless basis. On February 6, 2021, the Company issued 100 (split-adjusted 5) Class A ordinary shares to the consultant.

On May 26, 2021, the Board approved to issue 31,687 (split-adjusted 1,584) stock options to its employees under 2018 stock option plan with exercise price of $292.8 (split-adjusted $5,856) per share. 16,729 (split-adjusted 836) of these stock options were fully vested upon grant; 14,958 (split-adjusted 748) of these stock options generally have vesting periods of 1-3 years. The options will expire no later than May 26, 2026. On January 26, 2022, the Board approved to amend the exercise price from $292.8 (split-adjusted $5,856) to $81.6 (split-adjusted $1,632) per share, 24,208 (split-adjusted 1,210) of these stock options were fully vested upon grant; 7,479 (split-adjusted 374) of these stock options was vested in one year after grant. The Company recorded modification expense of $2,139,555. On May 16, 2022, the Board further approved to amend the exercise price from $81.6 (split-adjusted $1,632) to $63.6 (split-adjusted $1,272) per share. The Company recorded modification expense of $137,641. On December 20, 2022, the Board further approved to amend the exercise price from $63.6 (split-adjusted $1,272) to $20.16 (split-adjusted $403.2) per share. The Company recorded modification expense of $206,461.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. Assumptions used to estimate the fair value of stock options on the grant dates are as follows:

	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

A summary of activities of the stock options is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	Year	$

Outstanding as of December 31, 2022	1,634	960.00	3.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	1,634	941.66	2.49	-
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of June 30, 2024	1,634	941.66	1.99	-
Exercisable as of June 30, 2024	1,634	941.66	1.99	-

For the six months ended June 30, 2024 and 2023, total share-based compensation expenses recognized for the share options granted both were Nil, respectively. As of June 30, 2024 and December 31, 2023, there was no unrecognized share-based compensation expenses related to the share options granted, respectively.

Private placements

On September 1, 2022, the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s Class A ordinary shares at the lowest daily VWAP of the Class A ordinary shares during the Valuation Period by 97%. As of December 31, 2023, the Company issued 153,646 (split-adjusted 7,683) Class A ordinary shares and net proceeds was $4,115,706.

On September 9, 2022, the Company entered into a securities purchase agreement with YA II PN, LTD. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s Class A ordinary shares at the market price by 96%, and the company shall issue to YA II PN, LTD. 933 (split-adjusted 47) Class A ordinary shares as a commitment fee. As of December 31, 2023, the Company issued 1,544,613 (split-adjusted 77,231) Class A ordinary shares and net proceeds was $10,375,969. In 2024, the Company issued 116,507 (split-adjusted 5,825) Class A ordinary shares and net proceeds was $101,639.

On December 29, 2022, the Company entered into a securities purchase agreement with TBS Capital LP, (“TBS”). Pursuant to the agreement, TBS shall purchase up to $15 million of the Company’s Class A ordinary shares at the market price by 96%, and the company shall issue to Yorkville 933 (split-adjusted 47) Class A ordinary shares as a commitment fee. As of December 31, 2023, the Company issued 50,252 (split-adjusted 2,513) Class A ordinary shares and net proceeds was $476,563, the remaining gross balance of $500,000 was collected by March 22, 2024.

On May 17, 2023, the Company entered into a securities purchase agreement with Spring Field Fund SPC. Spring Field Fund SPC agreed to purchase an aggregate of $600,000 of Class A ordinary shares at a share price of $13.42 (split-adjusted $268.4) per share. The Group received the proceeds of $600,000 on May 18, 2023 and has yet issued the related shares by June 30,2024.

On November 24, 2023, the Company entered into purchase agreements with twelve investors. The investors agreed to purchase an aggregate of $40,000,000 of the Company’s Class A ordinary shares at a share price of $0.3 (split-adjusted $6.0) per share. The Company issued 130,463,140 (split-adjusted 6,523,157) Class A ordinary shares on November 24, 2023. The subscription receivable was $40,000,000 as of June 30, 2024 and December 31, 2023. The Company expects to receive such subscription receivable by December 31, 2024.

Conversion of convertible notes

On February 3, 2023, the Group issued an aggregate of 111,875 (split-adjusted 5,594) Class A ordinary shares of the Group to Streeterville (Note 10). The fair value of the conversion note was assessed at $3,128,453 upon conversion based on the binomial model assessed by the independent valuation firm.

Shares issued for reserve

On August 5, 2021, the Company issued 16,729 (split-adjusted 836) Class A ordinary shares held in an escrow account as reserve solely for potential stock options. On September 20, 2022, the Company issued 10,069 (split-adjusted 503) Class A ordinary shares held in an escrow account as reserve solely for potential stock options. As of June 30, 2024, no shares were transferred to the holders.

Shares issued for long-term investments/acquisitions

On January 5, 2023, the Company entered into an equity transfer agreement with a shareholder of Smartconn which the Company agrees to purchase 31% equity of Smartconn at 90% of the appraisal price. The consideration of the Acquisition will be paid in the form of 478,747 (split-adjusted 23,937) Class A ordinary shares of the Company. The fair value of the shares issued amounted to $12,640,062

On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Group agrees to prepaid 698,301 (split-adjusted 34,915) Class A ordinary shares to purchase 32% equity of DTI. The fair value of the shares issued amounted to $15,906,186.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Group agreed to pre-issue 1,151,869 shares to further acquire 65% equity interest in Boxinrui for a consideration in form of 1,151,869 (split-adjusted 57,593) Class A ordinary shares to the Relevant Shareholders. The fair value of the shares issued amounted to $24,078,675.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Smartconn. Pursuant to the agreement, the Company shall issue 53,388,709 (split-adjusted 2,669,435) Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $30,938,757.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Boxinrui. Pursuant to the agreement, the Company shall issue 69,141,256 (split-adjusted 3,457,063) Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $40,067,357.

Warrants

In connection with the initial public offering (“IPO”) on April 4, 2019, the Company issued warrants totaling 510 (split-adjusted 26) units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $1,320 (split-adjusted 26,400) per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. These warrants were fully expired on April 3, 2024.

During the year ended December 31, 2021, the Company completed in aggregate of $6.0 million convertible notes with YA and issued warrants 2,721 (split-adjusted 136) to YA. The warrants carry a term of five years and shall be exercisable at $876 (split-adjusted 17,520) per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity.

Dividend

On March 5, 2024, the board of directors approved a special stock dividend to pay in total of 15,574,774 (split-adjusted 778,739) Class A ordinary shares to the holders of record of all the issued and outstanding shares of the Company as of the close of business on April 26, 2024, in the amount of six shares per 100 (split-adjusted 5) shares of the Company.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits as of June 30, 2024 and December 31, 2023, as a result, the statutory reserve balances were $nil as of June 30, 2024 and December 31, 2023.